The Glenmede Fund, Inc.

c/o State Street Bank and Trust Company

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

August 30, 2017

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884 and 811-05577

Ladies and Gentlemen:

Transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(2), contains the Prospectus and Statement of Additional Information for two new series of The Glenmede Fund, Inc., the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio.

Please contact the undersigned at (617) 662-1741 in connection with any questions or comments regarding this filing.

Very truly yours,

/s/ Bernard Brick
Bernard Brick
Assistant Secretary

Enclosures